Equity	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Equity
Note 14. - Equity

As of September 30, 2024, the share capital of the Company amounts to $11,617,028 ($11,615,905 as of December 31, 2023) represented by 116,170,284 ordinary shares (116,159,054 ordinary shares as of December 31,2023) fully subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.
Algonquin owns 42.2% of the shares of the Company and is its largest shareholder as of September 30, 2024. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.

The Company accounts for its existing long-term incentive plans granted to employees as equity-settled in accordance with IFRS 2, Share-based Payment when incentives are being settled in shares. In the nine-month period ended September 30, 2024, the Company issued 11,230 new shares (103,928 new shares in the nine-month period ended September 30, 2023) to its employees to settle a portion of these plans.

Atlantica´s reserves as of September 30, 2024 are made up of share premium account and capital reserves. The share premium account reduction by $200 million during the year 2024, increasing capital reserves by the same amount, was made effective upon the confirmation received on June 25, 2024 from the High Court in the UK, pursuant to the Companies Act 2006.
Other reserves primarily include the change in fair value of cash flow hedges and its tax effect.
Accumulated currency translation differences primarily include the result of translating the financial statements of subsidiaries prepared in a foreign currency into the presentation currency of the Company, the U.S. dollar.

Accumulated deficit primarily includes results attributable to Atlantica.
Non-controlling interest fully relate to interest held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda, by Algerian Energy Company, SPA in Tenes, by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu, and by partners of the Company in the Chilean renewable energy platform in Chile PV 1, Chile PV 2 and Chile PV 3.

On February 29, 2024, the Board of Directors declared a dividend of $0.445 per share corresponding to the fourth quarter of 2023. The dividend was paid on March 22, 2024, for a total amount of $51.7 million.

On May 7, 2024, the Board of Directors declared a dividend of $0.445 per share corresponding to the first quarter of 2024. The dividend was paid on June 14, 2024, for a total amount of $51.7 million.

On July 31, 2024, the Board of Directors declared a dividend of $0.445 per share corresponding to the second quarter of 2024. The dividend was paid on September 16, 2024, for a total amount of $51.7 million.

In addition, the Company declared dividends to non-controlling interests in the nine-month period ended September 30, 2024, primarily to Algonquin (interests in Amherst through AYES Canada, see Note 7) for $8.9 million ($10.7 million in the nine-month period ended September 30, 2023). Itochu Corporation for $3.6 million ($5.1 million in the nine-month period ended September 30, 2023) and Algerian Energy Company for $8.2 million ($6.7 million in the nine-month period ended September 30, 2023).

In 2024, Chile PV 3 received an additional capital contribution of $1.2 million ($19.5 million in in the nine-month period ended September 30, 2023) from the financial partners (Non-controlling interest) through the renewable energy platform of the Company in Chile to install batteries in the asset (Note 1).
As of September 30, 2024, and December 31, 2023, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.